Investment Objectives and Goals	Dec. 31, 2025
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities.
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.